Equity method investments	3 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	Equity method investments
The Company has invested $4.9 million to obtain a 49% interest in the voting share capital of Oncacare Limited ("Oncacare"). The Company’s investment in Oncacare is accounted for under the equity method due to the Company's ability to exercise significant influence over Oncacare that is considered to be greater than minor. The Company records its pro rata share of the earnings/losses of this investment in 'Share of equity method investments' in the Condensed Consolidated Statement of Operations.

The majority investor has the right to sell the 51% majority voting share capital exclusively to the Company in a two and half year period commencing from January 1, 2023 and ICON also has the right to acquire the 51% majority voting share capital from August 1, 2025.

The following table represents our equity method investments at March 31, 2022:

	Ownership Percentage	Carrying Value	Carrying Value
	March 31, 2022	March 31, 2022	December 31, 2021
		(in thousands)
Oncacare Limited	49%	$1,588	$2,373

The Company has recorded a loss of $0.8 million representing its pro rata share of the losses in Oncacare for the three month period ended March 31, 2022. During the year ended December 31, 2021, the Company provided a loan of $10 million to Oncacare in order to fund the continued development of the business operations. The loan accrues annual interest at 1.6% and the loan is repayable on June 30, 2025. Oncacare continues to perform in line with expectations.